Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 541,841	$ 785,038	$ 769,432
Prepaid expenses	203,833	153,575	313,125
Total current assets	745,674	938,613	1,082,557
Investments and cash held in Trust Account	4,666,884	4,626,107	253,027,240
TOTAL ASSETS	5,412,558	5,564,720	254,109,797
Current liabilities
Accrued expenses	3,686,739	3,352,296	2,908,800
Accrued offering costs			12,000
Income taxes payable	262,390	255,297
Due to Sponsor	16,152	16,152	16,152
Total current liabilities	3,965,281	3,623,745	2,936,952
Warrant liabilities	1,182,600	394,200	10,142,642
Deferred underwriting fee payable	8,855,000	8,855,000	8,855,000
TOTAL LIABILITIES	14,002,881	12,872,945	21,934,594
COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption	4,814,661	4,787,977	253,000,000
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Class A common stock, value
Class B common stock, value	633	633	633
Additional paid-in capital
Accumulated deficit	(13,405,617)	(12,096,835)	(20,825,430)
TOTAL STOCKHOLDERS’ DEFICIT	(13,404,984)	(12,096,202)	(20,824,797)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	$ 5,412,558	$ 5,564,720	$ 254,109,797